Dividends	12 Months Ended
Dec. 31, 2025
Disclosure of Dividends [Abstract]
Dividends
14.	DIVIDENDS
The Company’s Directors have discretion in declaring dividends. The Company declares and pays dividends from its available cash from operations taking into account current and future performance amounts necessary for principal and interest payments on debt obligations, amounts required for maintenance capital expenditures and amounts allocated to reserves.
The Company declared dividends of C$0.153 per share in the first, second and third quarters of 2025 and C$0.156 in the fourth quarter of 2025. The Company declared dividends of C$0.150 per share in the first, second and third quarter of 2024 and C$0.153 in the fourth quarter of 2024.
The following is the balance of dividends payable:

As at	December 31, 2025	December 31, 2024
Balance, beginning of year	$2,283	$2,435

Declared	10,197	9,414

Payments	(9,366)	(9,445)

Foreign exchange	54	(121)

Balance, end of year	$3,168	$2,283
Dividends to shareholders were declared and paid in thousands of U.S. dollars as follows:

Record date	Payment date	Dividend amount
March 31, 2025	April 28, 2025	$2,287
June 30, 2025	July 29, 2025	2,390
September 30, 2025	October 29, 2025	2,375
December 31, 2025	January 28, 2026	3,145
		$10,197

Record date	Payment date	Dividend amount
March 31, 2024	April 26, 2024	$2,379
June 30, 2024	July 29, 2024	2,350
September 30, 2024	October 29, 2024	2,377
December 31, 2024	January 29, 2025	2,308
		$9,414